UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

ITEM 1.         REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim T. Rowe Price Equity/Income Portfolio

Annual Report

December 31, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim T. Rowe Price Equity/Income Portfolio

The Portfolio delivered strong returns in 2006, outperforming its benchmark, the Standard & Poor’s 500 Stock Index. The Portfolio also outpaced the Lipper Equity Income Funds Index, a measure of the performance of leading equity income funds. Effective stock selection and allocation decisions across a number of sectors helped the Portfolio beat its benchmark. Energy was the only sector that detracted from relative returns.

Every sector contributed positively to the index’s gains for the year, led by telecommunication services; energy and utilities also performed very well. Health care performed the worst of the broad sectors but was still up more than 7%. Looking at returns by size among the S&P indexes, large- and small-caps outperformed shares of medium-sized companies, while value again outperformed growth by a wide margin.

Stock selection in industrials and business services was key to the Portfolio’s outperformance, led by positioning in the machinery and commercial services and supplies industries. The single largest contributor in the sector was equipment company Deere, which enjoyed record fourth-quarter earnings. Waste Management was a leading contributor in the commercial services industry, as healthy economic growth early in the year meant strong demand for its products.

In information technology, effective stock selection and an underweight to this lagging sector contributed positively to relative results. In particular, the Portfolio had no exposure to the relatively poor performing Internet software and services industry. It was a similar story in computers and peripherals, where the Portfolio benefited from Dell’s second-half resurgence. At the same time, we were overweight in IBM, which rallied after reporting strong third-quarter revenue growth. It’s worth mentioning that we added select tech names where we saw attractive values, building a sizable position in Microsoft during the year.

Health care was another sector where stock selection and an overweight position helped relative returns. The Portfolio’s health care holdings are focused largely on the pharmaceutical industry, which performed well for the full year. Merck was the leading contributor in this segment, benefiting when one of its vaccines was made part of the routine vaccination schedule for girls.

At the other end of the spectrum, our performance would have been even better relative to the benchmark but for disappointing stock selection among energy shares. An underweight to ExxonMobil and poor performance by Portfolio holding Anadarko limited the Portfolio’s relative return.

In addition, our stock selection detracted in both the telecommunication services and consumer discretionary sectors; however, overweights to these winning sectors made them positive contributors overall.

We expect the pace of corporate earnings growth to slow along with the economy, though we still find equity valuations to be reasonable – valuations are neither too high nor compellingly attractive, and liquidity is good. Overall, we’re generally constructive on the outlook for stocks over the next few years, and we think the greater risk today is not a substantial decline from current levels but rather the improbability of earning higher-than-average returns over the foreseeable future. We will continue to employ the discipline that has served investors well over the years, seeking out reasonably valued stocks of high-quality companies while monitoring general economic conditions.

	Maxim T. Rowe Price Equity/Income Portfolio	S&P 500 Index

11/01/1994	10,000.00	10,000.00
12/31/1997	12,882.00	13,336.42
12/31/1998	14,032.36	17,147.78
12/31/1999	14,508.06	20,756.02
12/31/2000	16,379.60	18,866.39
12/31/2001	16,651.50	16,625.06
12/31/2002	14,476.81	12,950.92
12/31/2003	18,188.67	16,665.88
12/31/2004	20,922.43	18,473.35
12/31/2005	21,786.52	19,382.90
12/31/2006	25,949.93	22,444.24

Maxim T. Rowe Price Equity/Income Portfolio

Total Return –

One Year:	19.11%
Five Year:	9.28%
Ten Year:	10.00%

Portfolio Inception:	11/1/1994

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim T. Rowe Price Equity/Income Portfolio, made at its inception, with the performance of the S&P 500 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of T. Rowe Price Equity/Income Portfolio of the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of T. Rowe Price Equity/Income Portfolio of the Maxim Series Fund, Inc. as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

February 23, 2007

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2006 and 2005

Maxim T. Rowe Price Equity/Income Portfolio

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

ASSETS:
Investments in securities, market value (1)	$1,037,983,441
Cash	177,325
Collateral for securities loaned	59,379,932
Dividends and interest receivable	1,527,883
Subscriptions receivable	2,188,766
Receivable for investments sold	1,757,808

Total assets	1,103,015,155

LIABILITIES:
Due to investment adviser	717,236
Payable upon return of securities loaned	59,379,932
Redemptions payable	4,247,046
Payable for investments purchased	1,128,059

Total liabilities	65,472,273

NET ASSETS	$1,037,542,882

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$5,177,219
Additional paid-in capital	812,908,737
Net unrealized appreciation on investments	209,901,458
Undistributed net investment income	12,561
Accumulated net realized gain on investments	9,542,907

NET ASSETS	$1,037,542,882

NET ASSET VALUE PER OUTSTANDING SHARE	$20.04
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	400,000,000
Outstanding	51,772,191

(1) Cost of investments in securities:	$828,081,983
0

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME:
Interest	$2,038,910
Income from securities lending	82,235
Dividends	21,215,985
Foreign withholding tax	(96,361)

Total income	23,240,769

EXPENSES:
Audit fees	16,100
Bank and custodial fees	20,709
Investment administration	143,270
Management fees	7,513,612
Other expenses	30,945

Total expenses	7,724,636

Less amount reimbursed by investment adviser	5,981

Net expenses	7,718,655

NET INVESTMENT INCOME	15,522,114

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	49,545,788
Change in net unrealized appreciation on investments	100,712,609

Net realized and unrealized gain on investments	150,258,397

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$165,780,511

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005

	2006	2005

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$15,522,114	$12,946,731
Net realized gain on investments	49,545,788	49,999,290
Change in net unrealized appreciation on investments	100,712,609	(29,045,556)

Net increase in net assets resulting from operations	165,780,511	33,900,465

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,504,189)	(12,917,885)
From net realized gains	(43,258,550)	(52,616,882)

Total distributions	(58,762,739)	(65,534,767)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	422,401,428	355,836,839
Reinvestment of distributions	58,762,739	65,534,767
Redemptions of shares	(376,024,509)	(324,867,916)

Net increase in net assets resulting from share transactions	105,139,658	96,503,690

Total increase in net assets	212,157,430	64,869,388

NET ASSETS:
Beginning of period	825,385,452	760,516,064

End of period (1)	$1,037,542,882	$825,385,452
	0	0
OTHER INFORMATION:

SHARES:
Sold	22,183,759	19,203,971
Issued in reinvestment of distributions	2,986,639	3,619,107
Redeemed	(19,640,739)	(17,506,760)

Net increase	5,529,659	5,316,318

(1) Including undistributed net investment income	$12,561	$11,644

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$17.85	$18.58	$16.90	$13.67	$16.10

Income from Investment Operations

Net investment income	0.31	0.29	0.28	0.23	0.12
Net realized and unrealized gain (loss)	3.06	0.47	2.23	3.25	(2.33)

Total Income (Loss) From
Investment Operations	3.37	0.76	2.51	3.48	(2.21)

Less Distributions

From net investment income	(0.31)	(0.29)	(0.28)	(0.23)	(0.12)
From net realized gains	(0.87)	(1.20)	(0.55)	(0.02)	(0.10)

Total Distributions	(1.18)	(1.49)	(0.83)	(0.25)	(0.22)

Net Asset Value, End of Period	$20.04	$17.85	$18.58	$16.90	$13.67

Total Return	19.11%	4.13%	15.03%	25.64%	(13.06%)

Net Assets, End of Period ($000)	$1,037,543	$825,385	$760,516	$688,730	$431,981

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	0.82%	0.82%	0.82%	0.83%	0.85%
- After Reimbursement #	0.82%	0.82%	0.82%	0.83%	0.85%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement	1.65%	1.60%	1.58%	1.76%	1.73%
- After Reimbursement #	1.65%	1.60%	1.58%	1.76%	1.73%

Portfolio Turnover Rate	23.38%	26.68%	27.94%	20.76%	18.41%

#	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim T. Rowe Price Equity/Income Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek substantial dividend income and also long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109 “Accounting for Income Taxes”. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio has evaluated the impact that the adoption of FIN 48 will have on its financial position and the results of its operations and does not anticipate that there will be any adjustments required.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.80% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 0.95% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2006, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $102,000 for the year ended December 31, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $253,432,195 and $210,582,628, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2006, the U.S. Federal income tax cost basis was $832,093,172. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $221,989,627 and gross depreciation of securities in which there was an excess of tax cost over value of $16,099,358 resulting in net appreciation of $205,890,269.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2006, the Portfolio had securities on loan valued at $58,639,541 and received collateral of $59,379,932 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:

	2006		2005
Distributions paid from:
Ordinary income	$19,140,154	$4	17,891,180
Long-term capital gain	39,622,585		47,643,587
	$58,762,739		$65,534,767

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$427,370
Undistributed capital gains	13,139,287
Net accumulated earnings	13,566,657

Net unrealized appreciation on investments	205,890,269
Capital loss carryforwards	0
Post-October losses	0
Total accumulated gain on investments	$219,456,926

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. For the year ended December 31, 2006 the Portfolio reclassified $17,009 from undistributed net investment income to accumulated net realized gain on investments. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2006, 100% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2006

BONDS

Par Value ($)	Value ($)

AUTOMOBILES --- 0.14%

1,324,000 Ford Motor Co	1,415,025
Convertible
4.250% December 15, 2036
$1,415,025

COMMUNICATIONS - EQUIPMENT --- 0.15%

1,490,000 Lucent Technologies Inc	1,490,000
Convertible
8.000% August 1, 2031
$1,490,000

TOTAL BONDS --- 0.28%	$2,905,025

(Cost $2,470,201)

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 1.89%

266,000 Honeywell International Inc	12,033,840
142,800 Raytheon Co	7,539,840
$19,573,680

AUTOMOBILES --- 0.22%

292,000 Ford Motor Co ^^	2,192,920
$2,192,920

BANKS --- 3.90%

32,776 Bank of America Corp	1,749,911
277,900 Fifth Third Bancorp	11,374,447
84,450 Mercantile Bankshares Corp	3,951,416
132,000 National City Corp	4,825,920
96,400 SunTrust Banks Inc	8,140,980
177,600 US Bancorp	6,427,344
112,600 Wells Fargo & Co	4,004,056
$40,474,074

BIOTECHNOLOGY --- 0.41%

131,700 MedImmune Inc ^^*	4,263,129
$4,263,129

BROADCAST/MEDIA --- 1.02%

255,900 CBS Corp	7,978,962

69,000 EchoStar Communications Corp Class A*	2,624,070
$10,603,032

BUILDING MATERIALS --- 1.33%

237,900 Masco Corp ^^	7,106,073
74,200 Vulcan Materials Co ^^	6,668,354
$13,774,427

CHEMICALS --- 2.08%

193,352 Chemtura Corp	1,861,980
218,200 EI du Pont de Nemours & Co	10,628,522
185,400 International Flavors & Fragrances Inc	9,114,264
$21,604,766

COMMUNICATIONS - EQUIPMENT --- 0.85%

155,100 Cisco Systems Inc*	4,238,883
222,600 Motorola Inc	4,576,656
$8,815,539

COMPUTER HARDWARE & SYSTEMS --- 1.95%

311,700 Dell Inc*	7,820,553
127,900 International Business Machines Corp	12,425,485
$20,246,038

COMPUTER SOFTWARE & SERVICES --- 2.08%

55,100 Computer Sciences Corp*	2,940,687
624,100 Microsoft Corp	18,635,626
$21,576,313

CONGLOMERATES --- 4.54%

110,900 3M Co	8,642,437
814,500 General Electric Co	30,307,545
267,500 Tyco International Ltd	8,132,000
$47,081,982

COSMETICS & PERSONAL CARE --- 0.76%

240,000 Avon Products Inc	7,929,600
$7,929,600

DISTRIBUTORS --- 0.81%

118,350 Genuine Parts Co ^^	5,613,341
76,400 SYSCO Corp ^^	2,808,464
$8,421,805

ELECTRIC COMPANIES --- 3.50%

106,200 Entergy Corp	9,804,384
101,710 FirstEnergy Corp	6,123,959
87,000 Pinnacle West Capital Corp	4,405,680
149,900 Progress Energy Inc	7,357,092
127,500 TECO Energy Inc ^^	2,196,825
278,400 Xcel Energy Inc	6,419,904
$36,307,844

ELECTRONIC INSTRUMENTS & EQUIP --- 1.07%

55,711 Cooper Industries Inc	5,037,946
142,000 Sony Corp sponsored ADR	6,081,860
$11,119,806

ELECTRONICS - SEMICONDUCTOR --- 1.20%

244,700 Analog Devices Inc	8,043,289
219,100 Intel Corp	4,436,775
$12,480,064

FINANCIAL SERVICES --- 6.08%

212,433 Citigroup Inc	11,832,518
85,700 Fannie Mae (nonvtg)	5,089,723
527,605 JPMorgan Chase & Co	25,483,322
278,400 Mellon Financial Corp	11,734,560
133,700 State Street Corp	9,016,728
$63,156,851

FOOD & BEVERAGES --- 4.27%

233,200 Anheuser-Busch Co Inc	11,473,440
133,000 Campbell Soup Co	5,172,370
246,700 Coca-Cola Co	11,903,275
152,100 General Mills Inc	8,760,960
11,900 Hershey Co	592,620
107,600 McCormick & Co Inc (nonvtg)	4,149,056
131,800 Sara Lee Corp	2,244,554
$44,296,275

GOLD, METALS & MINING --- 0.56%

192,300 Alcoa Inc	5,770,923
$5,770,923

HOMEBUILDING --- 0.46%

180,600 DR Horton Inc	4,784,094
$4,784,094

HOUSEHOLD GOODS --- 3.47%

203,400 Colgate-Palmolive Co	13,269,816
81,200 Fortune Brands Inc	6,933,668
94,200 Kimberly-Clark Corp	6,400,890
326,100 Newell Rubbermaid Inc	9,440,595
$36,044,969

INSURANCE RELATED --- 5.64%

184,900 American International Group Inc	13,249,934
87,200 Chubb Corp	4,613,752
141,827 Lincoln National Corp	9,417,313
516,000 Marsh & McLennan Cos Inc	15,820,560
171,295 St Paul Travelers Co Inc	9,196,829
299,800 UnumProvident Corp ^^	6,229,844
$58,528,232

INVESTMENT BANK/BROKERAGE FIRM --- 2.04%

533,000 Charles Schwab Corp	10,308,220
133,300 Morgan Stanley	10,854,619
$21,162,839

LEISURE & ENTERTAINMENT --- 3.95%

440,300 Mattel Inc	9,977,198
655,700 Time Warner Inc	14,281,146
171,000 Viacom Inc Class B*	7,016,130

283,600 Walt Disney Co	9,718,972
$40,993,446

MACHINERY --- 2.16%

16,900 Deere & Co	1,606,683
52,400 Eaton Corp	3,937,336
133,600 Illinois Tool Works Inc	6,170,984
115,400 Ingersoll-Rand Co	4,515,602
178,200 Pall Corp	6,156,810
$22,387,415

MEDICAL PRODUCTS --- 0.98%

128,600 Baxter International Inc	5,965,754
242,900 Boston Scientific Corp*	4,173,022
$10,138,776

OFFICE EQUIPMENT & SUPPLIES --- 0.84%

128,500 Avery Dennison Corp ^^	8,729,005
$8,729,005

OIL & GAS --- 9.26%

150,000 Anadarko Petroleum Corp	6,528,000
120,722 BP Amoco PLC sponsored ADR	8,100,446
275,044 Chevron Corp	20,223,985
271,396 Exxon Mobil Corp	20,797,075
216,300 Hess Corp ^^	10,721,991
142,600 Murphy Oil Corp	7,251,210
224,100 Royal Dutch Shell PLC	15,864,039
105,400 Schlumberger Ltd	6,657,064
$96,143,810

PAPER & FOREST PRODUCTS --- 1.91%

432,283 International Paper Co	14,740,850
169,800 MeadWestvaco Corp	5,104,188
$19,845,038

PHARMACEUTICALS --- 7.84%

163,600 Abbott Laboratories	7,968,956
301,800 Bristol-Myers Squibb Co	7,943,376
232,300 Eli Lilly & Co	12,102,830
160,600 Johnson & Johnson	10,602,812
357,900 Merck & Co Inc	15,604,440
466,500 Pfizer Inc	12,082,350
178,400 Schering-Plough Corp	4,217,376
214,200 Wyeth	10,907,064
$81,429,204

PHOTOGRAPHY/IMAGING --- 0.69%

279,100 Eastman Kodak Co ^^	7,200,780
$7,200,780

POLLUTION CONTROL --- 0.63%

178,830 Waste Management Inc	6,575,579
$6,575,579

PRINTING & PUBLISHING --- 3.07%

200,100 Dow Jones & Co Inc ^^	7,603,800

44,800 Gannett Co Inc	2,708,608
12,314 Idearc Inc*	352,796
373,900 New York Times Co ^^	9,108,204
394,500 Tribune Co ^^	12,142,710
$31,916,118

RAILROADS --- 1.73%

88,700 Norfolk Southern Corp	4,460,723
146,950 Union Pacific Corp	13,522,339
$17,983,062

RETAIL --- 2.60%

121,600 Bed Bath & Beyond Inc*	4,632,960
253,800 Home Depot Inc	10,192,608
150,900 RadioShack Corp ^^	2,532,102
209,400 Wal-Mart Stores Inc	9,670,092
$27,027,762

SPECIALIZED SERVICES --- 0.70%

315,700 H&R Block Inc	7,273,728
$7,273,728

TELEPHONE & TELECOMMUNICATIONS --- 6.07%

139,200 ALLTEL Corp	8,418,816
527,070 AT&T Inc	18,842,752
386,300 Nokia OYJ sponsored ADR	7,849,616
1,109,700 Qwest Communications International Inc ^^*	9,288,189
388,700 Sprint Nextel Corp	7,342,543
246,286 Verizon Communications	9,171,691
143,922 Windstream Corp	2,046,571
$62,960,178

TOBACCO --- 0.49%

87,800 UST Inc ^^	5,109,960
$5,109,960

UTILITIES --- 1.98%

311,200 Duke Energy Corp	10,334,952
423,400 NiSource Inc	10,203,939
$20,538,891

TOTAL COMMON STOCK --- 95.04%	$986,461,954

(Cost $776,995,320)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

48,636,000 Freddie Mac	48,616,462
4.890%, January 2, 2007

TOTAL SHORT-TERM INVESTMENTS --- 4.68%	$48,616,462

(Cost $48,616,462)

TOTAL MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100%	$1,037,983,441

(Cost $828,081,983)

Legend

* Non-income Producing Security

ADR – American Depository Receipt

^^ A portion or all of the security is on loan at December 31, 2006. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.33%, to be repurchased on 01/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim T. Rowe Price Equity/Income Portfolio
December 31, 2006
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	83,868,749	8.08%
Consumer Products & Services	236,164,401	22.76%
Financial Services	183,321,996	17.66%
Health Care Related	95,831,109	9.23%
Industrial Products & Services	104,987,310	10.11%
Natural Resources	121,759,771	11.73%
Short Term Investments	48,616,462	4.68%
Technology	84,995,901	8.19%
Transportation	21,591,007	2.08%
Utilities	56,846,735	5.48%
	1,037,983,441	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim T. Rowe Price Equity/Income Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2006 to December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2006)	(12/31/2006)	(6/30/06-12/31/06)

Actual	$ 1,000.00	$ 1,129.69	$ 4.40

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,021.07	$ 4.18

*Expenses are equal to the Portfolio's annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Rex Jennings (81)	Director	March 22, 1988 to present	President Emeritus, Denver Metro Chamber of Commerce	31
Richard P. Koeppe (74)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (66)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS
*William T. McCallum (64)	Director and President	June 1, 2000 to present

Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

				31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (51)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations for The Canada Life Assurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (60)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.
Beverly A. Byrne (51)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Vice President, Counsel and Secretary, FASCore, LLC, and National Plan Coordinators of Delaware, Inc.; Vice President and Counsel, Orchard Trust Company, LLC; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC and One Orchard Equities, Inc.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Rex Jennings	$32,250	0	0	$32,250
Richard P. Koeppe	$32,250	0	0	$32,250
Sanford Zisman	$32,250	0	0	$32,250

** As of December 31, 2006, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $272,700 for fiscal year 2005 and $278,850 for fiscal year 2006.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2005 and $35,300 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $133,810 for fiscal year 2005 and $147,360 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

_________________________

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2005 equaled $499,505, and for fiscal year 2006 equaled $436,000.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to

_________________________

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 22, 2007